Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2024
Minimum [Member] | Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	30 years
Minimum [Member] | Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Minimum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Minimum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years
Maximum [Member] | Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years
Maximum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Maximum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years